VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Australia: 3.6%
167,221		Dexus	$1,346,923	0.6
202,408		Goodman Group	1,937,407	0.8
2,008,161		Mirvac Group	4,148,596	1.7
427,128		Scentre Group	1,133,193	0.5
			8,566,119	3.6

		Belgium: 0.9%
22,490		Shurgard Self Storage SA	717,007	0.3
7,997		Warehouses De Pauw SCA	1,467,835	0.6
			2,184,842	0.9

		Canada: 2.1%
76,964	(1)	Canadian Apartment Properties REIT	3,164,305	1.3
165,700	(1)	Chartwell Retirement Residences	1,841,041	0.8
			5,005,346	2.1

		Finland: 0.4%
49,666		Kojamo Oyj	813,087	0.4

		France: 1.5%
24,869		Unibail-Rodamco-Westfield	3,625,436	1.5

		Germany: 3.3%
97,058		Alstria Office REIT-AG	1,665,115	0.7
31,027		Deutsche Euroshop AG	875,176	0.4
7,095		LEG Immobilien AG	811,909	0.3
58,384		TAG Immobilien AG	1,332,360	0.6
60,486		Vonovia SE	3,068,780	1.3
			7,753,340	3.3

		Hong Kong: 6.6%
330,000		Kerry Properties Ltd.	1,016,106	0.4
715,000		Link REIT	7,887,068	3.4
1,102,000		New World Development Ltd.	1,431,124	0.6
1,998,000		Sino Land Co.	3,003,024	1.3
391,000		Wheelock & Co., Ltd.	2,227,593	0.9
			15,564,915	6.6

		Ireland: 0.4%
556,353		Hibernia REIT plc	898,238	0.4

		Japan: 12.1%
54,900		Aeon Mall Co., Ltd.	868,590	0.4
1,126		AEON REIT Investment Corp.	1,550,626	0.6
3,211		GLP J-Reit	4,258,565	1.8
617		Japan Hotel REIT Investment Corp.	460,309	0.2
305		Kenedix Retail REIT Corp.	764,134	0.3
1,345		LaSalle Logiport REIT	1,926,652	0.8
115,600		Mitsubishi Estate Co., Ltd.	2,235,303	1.0
184,729		Mitsui Fudosan Co., Ltd.	4,597,373	2.0
1,360		Mori Hills REIT Investment Corp.	2,159,572	0.9
690		Nippon Prologis REIT, Inc.	1,892,044	0.8
58,800		Nomura Real Estate Holdings, Inc.	1,274,644	0.5
1,915		Orix JREIT, Inc.	4,182,773	1.8
624		Sankei Real Estate, Inc.	692,342	0.3
123,900		Tokyo Tatemono Co., Ltd.	1,748,808	0.7
			28,611,735	12.1

		Luxembourg: 0.6%
66,419		Grand City Properties SA	1,494,311	0.6

		Norway: 0.6%
86,828	(2)	Entra ASA	1,361,822	0.6

		Singapore: 2.4%
1,228,600		CapitaLand Ltd.	3,140,517	1.3
2,093,999		Mapletree Logistics Trust	2,454,732	1.1
			5,595,249	2.4

		Spain: 0.9%
145,224		Merlin Properties Socimi SA	2,027,527	0.9

		Sweden: 2.8%
120,968		Castellum AB	2,589,802	1.1
154,352		Fabege AB	2,542,701	1.1
86,931		Kungsleden AB	789,284	0.4
27,723		Pandox AB	552,310	0.2
			6,474,097	2.8

		United Kingdom: 4.8%
86,861		Big Yellow Group PLC	1,109,646	0.5
37,726		Derwent London PLC	1,564,306	0.7
33,963		Grainger PLC	102,727	0.1
96,619		Land Securities Group PLC	1,017,590	0.4
121,568		Safestore Holdings PLC	999,228	0.4
336,882		Segro PLC	3,358,509	1.4
601,898	(2),(3)	Tritax EuroBox PLC	701,585	0.3
176,060		Unite Group PLC	2,362,368	1.0
			11,215,959	4.8

		United States: 56.4%
31,439		Alexandria Real Estate Equities, Inc.	4,842,864	2.1
39,567		American Campus Communities, Inc.	1,902,381	0.8
103,953		Brandywine Realty Trust	1,574,888	0.7
169,661		Brixmor Property Group, Inc.	3,442,422	1.5
36,751		Camden Property Trust	4,079,728	1.7
65,614		Columbia Property Trust, Inc.	1,387,736	0.6
84,357		Cousins Properties, Inc.	3,170,980	1.3
14,006		Crown Castle International Corp.	1,946,974	0.8
86,665		CubeSmart	3,024,608	1.3
36,916		CyrusOne, Inc.	2,920,056	1.2
56,092		Douglas Emmett, Inc.	2,402,420	1.0

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
6,566		Equinix, Inc.	$3,787,269	1.6
88,574		Equity Residential	7,640,393	3.2
13,694		Essex Property Trust, Inc.	4,473,145	1.9
51,104		Extra Space Storage, Inc.	5,969,969	2.5
116,914		HCP, Inc.	4,165,646	1.8
119,507	(1)	Healthcare Trust of America, Inc.	3,511,116	1.5
196,478		Host Hotels & Resorts, Inc.	3,397,105	1.4
90,097		Hudson Pacific Properties, Inc.	3,014,646	1.3
14,650	(3)	InterXion Holding NV	1,193,389	0.5
227,436		Invitation Homes, Inc.	6,734,380	2.9
35,702		Liberty Property Trust	1,832,584	0.8
60,558		MGM Growth Properties LLC	1,819,768	0.8
70,271		Pebblebrook Hotel Trust	1,954,939	0.8
85,857		Piedmont Office Realty Trust, Inc.	1,792,694	0.8
136,950		ProLogis, Inc.	11,670,879	4.9
33,138	(1)	QTS Realty Trust, Inc.	1,703,625	0.7
37,499		Regency Centers Corp.	2,605,805	1.1
13,648		Ryman Hospitality Properties	1,116,543	0.5
49,543		Simon Property Group, Inc.	7,711,368	3.3
112,728		Store Capital Corp.	4,217,154	1.8
18,418		Sun Communities, Inc.	2,734,152	1.2
35,201		Taubman Centers, Inc.	1,437,257	0.6
618,066		Vereit, Inc.	6,044,685	2.6
180,528	(1)	VICI Properties, Inc.	4,088,959	1.7
83,964		Welltower, Inc.	7,611,337	3.2
			132,923,864	56.4

	Total Common Stock
	(Cost $185,283,586)		234,115,887	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		Repurchase Agreements: 4.5%
2,449,742	(4)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,449,901, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $2,498,901, due 09/01/24-08/01/49)	2,449,742	1.0
2,449,742	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $2,449,903, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,498,737, due 10/25/19-07/15/61)	2,449,742	1.0
2,449,742	(4)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $2,449,902, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $2,498,903, due 10/15/19-09/09/49)	2,449,742	1.1
724,634	(4)	National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $724,672, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $739,127, due 10/01/19-02/15/40)	724,634	0.3
2,449,742	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,449,901, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,498,737, due 10/15/19-09/01/49)	2,449,742	1.1
			10,523,602	4.5

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.1%
355,956	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
	(Cost $355,956)	$355,956	0.1

	Total Short-Term Investments
	(Cost $10,879,558)	10,879,558	4.6

	Total Investments in Securities (Cost $196,163,144)	$244,995,445	104.0
	Liabilities in Excess of Other Assets	(9,334,471)	(4.0)
	Net Assets	$235,660,974	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Non-income producing security.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2019.

REIT Diversification	Percentage of Net Assets
Residential REITs	14.0%
Office REITs	13.2
Retail REITs	12.8
Industrial REITs	12.2
Specialized REITs	10.7
Diversified REITs	8.6
Diversified Real Estate Activities	7.5
Real Estate Operating Companies	7.3
Health Care REITs	6.5
Hotel & Resort REITs	3.8
Real Estate Development	1.3
Health Care Facilities	0.8
IT Consulting & Other Services	0.5
Hotels, Resorts & Cruise Lines	0.2
Assets in Excess of Other Liabilities*	0.6
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,566,119	$–	$8,566,119
Belgium	2,184,842	–	–	2,184,842

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Canada	$5,005,346	$–	$–	$5,005,346
Finland	813,087	–	–	813,087
France	3,625,436	–	–	3,625,436
Germany	1,665,115	6,088,225	–	7,753,340
Hong Kong	–	15,564,915	–	15,564,915
Ireland	–	898,238	–	898,238
Japan	5,809,191	22,802,544	–	28,611,735
Luxembourg	–	1,494,311	–	1,494,311
Norway	–	1,361,822	–	1,361,822
Singapore	–	5,595,249	–	5,595,249
Spain	–	2,027,527	–	2,027,527
Sweden	–	6,474,097	–	6,474,097
United Kingdom	2,211,601	9,004,358	–	11,215,959
United States	132,923,864	–	–	132,923,864
Total Common Stock	154,238,482	79,877,405	–	234,115,887
Short-Term Investments	355,956	10,523,602	–	10,879,558
Total Investments, at fair value	$154,594,438	$90,401,007	$–	$244,995,445

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $203,631,062.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,723,456
Gross Unrealized Depreciation	(6,363,434)
Net Unrealized Appreciation	$41,360,022